Income Taxes - Schedule of Reconciliation Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciliation Income Tax Provision [Abstract]
Federal income tax at statutory rate	$ (1,745,000)	$ (1,565,000)
State income tax, net of federal benefit	(580,000)	(520,000)
Permanent differences	(1,358,000)	(75,000)
Tax credits generated in current year, net of utilized	(408,000)	(171,000)
Other	51,000	(2,102,000)
Change in valuation allowance	4,040,000	4,433,000
Total